LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans
Number of days past due to be considered as nonperforming loans			90 days		90 days
Average investment
Total	$ 2,036	$ 3,952	$ 1,948	$ 4,272	$ 5,999	$ 8,339
Related Valuation Reserve	1,315	1,472	1,315	1,472	370	1,519
Interest Income Recognized During Impairment
Total						54
Interest Income on Accrual Basis
Total	29	59	53	117	228	313
Nonaccrual Basis
Recorded investment
Total	2,652	3,983	2,652	3,983	2,024	4,687
Commercial real estate
Average investment
With no valuation reserve	279	733	304	797	3,045	1,550
With a valuation reserve	176	2,308	176	2,298	71	3,173
Total	455	3,041	480	3,095	3,116	4,723
Related Valuation Reserve	104	1,240	104	1,240	14	1,315
Interest Income Recognized During Impairment
With a valuation reserve						54
Total						54
Interest Income on Accrual Basis
With no valuation reserve	4	14	8	26	153	37
With a valuation reserve	3	30	7	60	5	177
Total	7	44	15	86	158	214
Commercial real estate | Nonaccrual Basis
Recorded investment
With no valuation reserve	278	728	278	728	513	132
With a valuation reserve	176	2,329	176	2,329	59	2,939
Total	454	3,057	454	3,057	572	3,071
Commercial, financial, and agricultural
Average investment
With no valuation reserve	97	206	140	248	505	1,063
With a valuation reserve	1,157	267	918	199	834	504
Total	1,254	473	1,058	447	1,339	1,567
Related Valuation Reserve	1,110	106	1,110	106	265	109
Interest Income on Accrual Basis
With no valuation reserve	2	3	4	6	13	19
With a valuation reserve	13	4	20	6	18	17
Total	15	7	24	12	31	36
Commercial, financial, and agricultural | Nonaccrual Basis
Recorded investment
With no valuation reserve	82	176	82	176	59
With a valuation reserve	1,726	341	1,726	341	752	436
Total	1,808	517	1,808	517	811	436
Commercial construction
Average investment
With no valuation reserve				275	626	675
Total				275	626	675
Interest Income on Accrual Basis
With no valuation reserve				3	3	15
Total				3	3	15
Commercial construction | Nonaccrual Basis
Recorded investment
With no valuation reserve						675
Total						675
One to four family residential real estate
Average investment
With no valuation reserve	38	133	97	165	625	1,074
With a valuation reserve	279	303	299	289	261	281
Total	317	436	396	454	886	1,355
Related Valuation Reserve	100	126	100	126	78	95
Interest Income on Accrual Basis
With no valuation reserve		3	3	5	16	41
With a valuation reserve	7	5	11	11	20	6
Total	7	8	14	16	36	47
One to four family residential real estate | Nonaccrual Basis
Recorded investment
With no valuation reserve	37	94	37	94	361	230
With a valuation reserve	346	306	346	306	250	275
Total	383	400	383	400	611	505
Consumer construction
Average investment
With no valuation reserve						16
Total						16
Interest Income on Accrual Basis
With no valuation reserve						1
Total						1
Consumer
Average investment
With no valuation reserve	3	2	6	1	2	3
With a valuation reserve	7		8		30
Total	10	2	14	1	32	3
Related Valuation Reserve	1		1		13
Consumer | Nonaccrual Basis
Recorded investment
With no valuation reserve		9		9
With a valuation reserve	7		7		30
Total	$ 7	$ 9	$ 7	$ 9	$ 30